Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
HTM securities, Fair Value	$ 44,630	$ 47,791
Loans Held for Sale, Fair Value	852	1,065
Loans Receivable, Fair Value Disclosure	15	18
Other Assets, Fair Value Disclosure	1,311	1,582
Short-term borrowings, fair value	1,625	1,551
Other Liabilities, Fair Value Disclosure	$ 2,597	$ 2,971
Common stock, par value (in dollars per share)	$ 5	$ 5